Dividends - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Dividends Paid And Proposed [Abstract]
Final dividend payable per share	£ 10.55
Final dividend payable date	Sep. 03, 2018
Proposed dividend payable per share	£ 15.400	£ 15.400	£ 14.000
Proposed dividend payable amount	£ 1,524	£ 1,532	£ 1,324
Final dividend payable amount	£ 1,044	1,050	954
Proposed dividend payable date	Aug. 10, 2018
Total dividend paid amount	£ 1,524	£ 1,436	£ 1,078